Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued hauler expenses	$ 44,773	$ 49,607
Accrued compensation	43,054	9,656
Accrued income taxes	9	3
Accrued Mergers transaction expenses	13,433
Other accrued expenses	6,733	6,272
Total accrued expenses	$ 108,002	$ 65,538